5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable To Significant Stockholders Tables
Notes payable

Issue Date	Principal 12/31/10	Principal Issued in 2011			Principal Converted in 2011		Principal Repaid in 2011		Principal 12/31/11		Interest Rate	Conversion Price

Aug-09	$2,500,000	$	---		$(2,500,000	) *	$	---	$	---	9%	$1.9930
Dec-09	2,500,000		---		(2,500,000	) *		---		---	9%	$1.9930
Jun-10	1,800,000		---		(1,800,000)			---		---	12%	$1.9930
Dec-10	500,000		---		(500,000)			---		---	10%	$1.9930
Feb-11	---		300,000		(300,000)			---		---	10%	$1.9930
May-11	---		250,000		(250,000)			---		---	10%	$1.9930
Jun-11	---		300,000		(300,000)			---		---	10%	$1.9930
Aug-11	---		250,000		---			---		250,000	10%	$1.9930
Sep-11	---		100,000	**	---			(100,000)		---	18%	---
Oct-11	---		100,000	**	---			(100,000)		---	18%	---
Dec-11	---		200,000		---			---		200,000	18%	---
	$7,300,000		$1,500,000		$(8,150,000)			$(200,000)		$450,000

Warrants outstanding

	Number Of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance Outstanding – December 31, 2009	---
Issued January 1 – December 31, 2010	52,730	$0.07	9.5 years
Balance Outstanding and Exercisable – December 31, 2010	52,730	$0.07	9.5 years
Warrants vested and expected to vest – December 31, 2010	52,730	$0.07	9.5 years
Balance Outstanding – December 31, 2010	52,730	$0.07	9.5 years
Issued January 1 – December 31, 2011	5,198	$0.07	9.9 years
Cancelled January 1 – December 31, 2011	(586)	$0.07
Exercised January 1 – December 31, 2011	(57,342)	$0.07
Balance Outstanding – December 31, 2011	---